Other Non-current Receivables	6 Months Ended
Jun. 30, 2026
Trade and other non-current receivables [abstract]
Other Non-current Receivables

Note 12. Other Non-current Receivables

	June 30, 2026	December 31, 2025
Promissory note	29,714	27,990
Long-term prepaid expenses	14,279	13,485
Derivatives	3,745	4,375
Deposits	854	1,007
Other receivables	299	135
Total	48,891	46,992

The promissory note is part of the purchase price from selling the manufacturing facilities in Ogden, Utah and Dallas-Fort Worth, Texas during 2023. The note has a maturity date of May 31, 2028. The nominal interest rate is 8% for the first year and then increases by 200 basis points each year. The interest is capitalized semi-annually, and the effective interest rate is 12.56%.

Long-term prepaid expenses consist primarily of a credit toward future use of shared assets at the manufacturing facility in Ogden.

Derivatives consist of interest rate cap and embedded derivatives related to the Company’s Nordic Bonds. See Note 19 Interest-bearing
Loans and Borrowings for further details on the Nordic Bonds.